Note 6 - Long-term Investments - Weighted Average Assumptions of NevGold Warrants (Details) - NevGold warrants [member]	12 Months Ended
	Nov. 30, 2023	Nov. 30, 2022
Statement Line Items [Line Items]
Risk-free interest rate	4.20%	0.00%
Expected life (years) (Year)	1 year 7 days
Expected volatility	58.28%	0.00%
Estimated dividend yield	0.00%	0.00%